Rental Vehicles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rental Vehicles
Schedule of Rental Vehicles

At June 30, 2021 and December 31, 2020, all of the Company’s rental vehicles consisted of the following:

	June 30,	December 31,
	2021	2020

Rental vehicles	$11,874,137	$9,067,885
	11,874,137	9,067,885
Less accumulated depreciation	(3,864,087)	(2,871,452)
Rental vehicles, net	$8,010,050	$6,196,433

At December 31, 2020 and 2019 all of the Company’s rental vehicles consisted of the following:

	2020	2019

Rental vehicles	$9,067,885	$6,284,211
	9,067,885	6,284,211
Less accumulated depreciation	(2,871,452)	(1,547,164)
Rental vehicles, net	$6,196,433	$4,737,047